Other information by nature (Tables)	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Disclosure of detailed information about leases for lessee	Amounts recognized within Profit before taxes were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Depreciation of right-of-use assets	702	677	607
Interest expense on lease liabilities	95	64	63
Variable lease payments not included in the measurement of lease liabilities	2	3	3
Income from sub-leasing right-of-use assets	(158)	(138)	(109)
Expenses relating to short-term leases and to leases of low-value assets	97	219	111
Gains arising from sale and leaseback transactions	(209)	(248)	(155)
Total expense recognized in Net profit	529	577	520